Bonds Payable - Summary of Bonds Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Bonds payable [line items]
Less: Current portion	$ (4,400.0)		$ (2,600.0)
Noncurrent bonds payable	610,070.6	$ 21,992.4	254,105.1
Cost [member] | Taiwan [member]
Bonds payable [line items]
Unsecured bonds	312,448.0		173,197.0
Cost [member] | Overseas [member]
Bonds payable [line items]
Unsecured bonds	304,414.0		84,291.0
Discounts on bonds payable [member]
Bonds payable [line items]
Discounts on bonds payable	$ (2,391.4)		$ (782.9)